Total
Main Street® Core Portfolio
Main Street® Core Portfolio
Investment Goal
This Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table below does not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Main Street® Core Portfolio	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.68%	0.48%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Main Street® Core Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	69	218	379	847
Class P	49	154	269	604

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Main Street® Core Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	69	218	379	847
Class P	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2020, the portfolio turnover rate was 56% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

This Fund principally invests in common stocks of U.S. companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the Russell 1000 Index. As of December 31, 2020, the market capitalization range of the Russell 1000 Index was approximately $123.4 million to $2.1 trillion.

The sub-adviser uses fundamental research to select securities for the Fund, which is comprised of both growth and value stocks.

The sub-adviser seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The sub-adviser will consider selling securities when:

● the stock price is approaching a target price set by the sub-adviser;

● the company’s competitive position deteriorates;

● the sub-adviser is not confident about the company’s management or decisions; or

● the sub-adviser has identified alternative investment opportunities it believes are more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Active Management Risk: The sub-adviser’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Invesco Advisers, Inc. began managing the Fund on May 24, 2019. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 18.58%; Q1 2020: (20.45%)
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - Main Street® Core Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1988)	13.94%	12.70%	12.43%		Jan. 04, 1988
Class P	Class P (incepted May 2, 2011)	14.16%	12.93%		12.46%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	18.40%	15.22%	13.88%		Jan. 04, 1988